TAXATION - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets, Valuation Allowance
Balance at the beginning of the year	¥ (2,892,268)	¥ (2,178,650)	¥ (1,797,234)
Change of valuation allowance	(418,707)	(713,618)	(381,416)
Balance at the end of the year	¥ (3,310,975)	¥ (2,892,268)	¥ (2,178,650)